TRADE PAYABLES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE PAYABLES AND OTHER LIABILITIES
Schedule of trade payables and other liabilities

	As at	As at
	December 31,	December 31,
	2023	2022
Trade payables	7,504	4,327
Accrued liabilities	13,983	14,817
Sales tax payable	12	—
Other payables	347	405
Trade payables and other liabilities	21,846	19,549